As filed with the U.S. Securities and Exchange Commission on August 15, 2022
Securities Act File No. 333-198603
Investment Company Act File No. 811-22995
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 53	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 54	[X]
(Check appropriate box or boxes.)

TRIMTABS ETF TRUST
(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas
2nd Floor
New York, NY 10105
(Address of Principal Executive Office)

Registrant’s Telephone Number:
212-217-2470

Name and Address of Agent for Service:	With copies to:
Stellar Corporate Services LLC	Fabio Battaglia, Esq.
3500 South Dupont Highway	Joel D. Corriero, Esq.
Dover, County of Kent, Delaware 19901	Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 15, 2022 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [Date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the FCF Absolute Return ETF series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment
Post-Effective Amendment No. 49 (the “Amendment”) relating to the FCF Absolute Return ETF was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “Securities Act”) on March 4, 2022, and was most recently delayed until August 16, 2022 by Post-Effective Amendment No. 52.
This Post-Effective Amendment No. 53 (“PEA 53”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act for the sole purpose of designating September 15, 2022, as the new date upon which the Amendment shall become effective.
This PEA 53 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 50 relating to the FCF Absolute Return ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 53 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 15th day of August, 2022.

TRIMTABS ETF TRUST

By:	/s/ Robert J. Shea, Jr.
Robert J. Shea, Jr.
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 53 to its Registration Statement has been signed below on August 15, 2022 by the following persons in the capacities indicated.

Signature	Title
/s/ Robert J. Shea, Jr.	President and Principal Executive Officer
Robert J. Shea, Jr.

/s/ Vince (Qijun) Chen	Principal Financial Officer
Vince (Qijun) Chen

/s/ Jacob Pluchenik*	Trustee
Jacob Pluchenik

/s/ Stephen J. Posner*	Trustee
Stephen J. Posner

/s/ David A. Kelly*	Trustee
David A. Kelly

*By:	/s/ Robert J. Shea, Jr.

* Signatures affixed by Robert J. Shea, Jr. pursuant to powers of attorney dated September 13, 2021.